ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

19.    ACCUMULATED OTHER COMPREHENSIVE INCOME

		Unrealized gain on available-for-sale investments
	Foreign currency translation adjustment	Before tax amount	Income Tax (expenses) or benefit	Net-of-tax amount	Total
	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2015	—	—	—	—	—

Other comprehensive income before reclassification	1,241	8,190	(2,047)	6,143	7,384
Amounts reclassified from accumulated other comprehensive income	—	(8,190)	2,047	(6,143)	(6,143)

Balance at December 31, 2015	1,241	—	—	—	1,241

Other comprehensive income before reclassification	42,696	10.695	(2,674)	8,021	50,717
Amounts reclassified from accumulated other comprehensive income	—	(10,695)	2,674	(8,021)	(8,021)

Balance at December 31, 2016	43,937	—	—	—	43,937

Other comprehensive income before reclassification	(18,714)	37,277	(7,283)	29,994	11,280
Amounts reclassified from accumulated other comprehensive income	—	(38,392)	7,598	(30,794)	(30,794)

Balance at December 31, 2017	25,223	(1,115)	315	(800)	24,423

Balance at December 31, 2017 in USD (Note2) (unaudited)	3,877	(171)	48	(123)	3,754

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale investments upon their sales, which were then recorded in “Trading gains / (losses), net” in the combined and consolidated statements of comprehensive income.